The Advisors’ Inner Circle Fund III	Democracy International Fund

March 31, 2022 (Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 49.9%

	Shares	Fair Value

Belgium — 0.3%
Ageas	82	$ 4,182
Anheuser-Busch InBev	148	8,935

		13,117

Brazil — 0.2%
Wheaton Precious Metals	169	8,044

Canada — 9.7%
Agnico Eagle Mines	104	6,370
Alimentation Couche-Tard, CI B	286	12,896
Bank of Montreal	205	24,144
Bank of Nova Scotia	309	22,166
Barrick Gold	470	11,537
BCE	190	10,542
Brookfield Asset Management, Cl A	316	17,882
Canadian Imperial Bank of Commerce	141	17,130
Canadian National Railway	156	20,945
Canadian Natural Resources	428	26,525
Canadian Pacific Railway	173	14,291
CGI, Cl A*	86	6,857
Enbridge	502	23,130
Fortis	229	11,336
Manulife Financial	685	14,621
Nutrien	232	24,001
Rogers Communications, Cl B	142	8,044
Royal Bank of Canada	334	36,805
Shopify, Cl A*	23	15,569
Sun Life Financial	204	11,400
Suncor Energy	474	15,445
TC Energy	257	14,508
TELUS	387	10,119
Toronto-Dominion Bank	421	33,432
Waste Connections	79	11,058

		420,753

China — 0.4%
NXP Semiconductors	44	8,143
Prosus	205	11,080

		19,223

Denmark — 2.0%
Coloplast, Cl B	55	8,428
DSV	64	12,450
Genmab*	23	8,480
Novo Nordisk, Cl B	343	38,423
Orsted	69	8,765
Vestas Wind Systems	316	9,442

		85,988

The Advisors’ Inner Circle Fund III	Democracy International Fund

March 31, 2022 (Unaudited)

COMMON STOCK (continued)

	Shares	Fair Value

Finland — 0.9%
Kone, Cl B	99	$ 5,242
Neste	112	5,169
Nokia	1,448	8,032
Nordea Bank	902	9,414
UPM-Kymmene	303	9,999

		37,856

France — 5.8%
Air Liquide	99	17,505
Airbus	148	18,173
AXA	516	15,252
BNP Paribas	288	16,641
Capgemini	43	9,688
Cie de Saint-Gobain	147	8,876
Danone	148	8,239
Dassault Systemes	181	9,005
Engie	569	7,555
EssilorLuxottica	70	12,952
Legrand	92	8,842
LVMH Moet Hennessy Louis Vuitton	49	35,405
Orange	401	4,776
Safran	89	10,622
Sanofi	184	18,939
TotalEnergies	510	26,120
Vinci	168	17,382
Worldline*	98	4,305

		250,277

Germany — 4.6%
adidas	36	8,488
BASF	240	13,822
Bayer	222	15,339
Bayerische Motoren Werke	85	7,434
BioNTech ADR*	16	2,729
Daimler Truck Holding*	92	2,583
Delivery Hero*	40	1,774
Deutsche Bank*	615	7,876
Deutsche Boerse	47	8,524
Deutsche Post	212	10,272
Deutsche Telekom	791	14,902
Deutsche Wohnen	75	2,537
E.ON	716	8,398
Fresenius & Co	140	5,194
Infineon Technologies	281	9,687
Mercedes-Benz Group	184	13,064
RWE	245	10,776
SAP	204	22,952
Siemens	177	24,747
Vonovia	96	4,519

The Advisors’ Inner Circle Fund III	Democracy International Fund

March 31, 2022 (Unaudited)

COMMON STOCK (continued)

	Shares	Fair Value

Germany (continued)
Zalando*	70	$ 3,583

		199,200

Ireland — 0.4%
CRH PLC	148	5,986
Flutter Entertainment PLC*	54	6,309
ICON PLC*	21	5,107

		17,402

Italy — 1.3%
Enel	1,930	13,031
Eni	910	13,460
Ferrari	23	5,085
Intesa Sanpaolo	6,384	14,799
Snam	1,666	9,698

		56,073

Netherlands — 2.8%
Akzo Nobel	63	5,483
ASML Holding	84	57,012
Heineken	71	6,840
ING Groep	1,240	13,122
Just Eat Takeaway.com*	70	2,395
Koninklijke Ahold Delhaize	366	11,856
Koninklijke Philips	238	7,343
Stellantis	575	9,469
Wolters Kluwer	84	9,027

		122,547

Singapore — 0.1%
STMicroelectronics	147	6,479

Spain — 1.3%
Amadeus IT Group	145	9,548
Banco Santander	5,368	18,515
Iberdrola	1,538	16,976
Industria de Diseno Textil	289	6,360
Telefonica	1,505	7,349

		58,748

Sweden — 2.4%
Atlas Copco, Cl A	266	14,034
Castellum	181	4,531
Essity, Cl B	266	6,342
Evolution	62	6,441
H & M Hennes & Mauritz, Cl B	275	3,723
Hexagon, Cl B	916	13,048
Investor, Cl B	727	16,082
Kinnevik, Cl B*	111	2,948
Nibe Industrier, Cl B	699	7,879
Sandvik	398	8,584

The Advisors’ Inner Circle Fund III	Democracy International Fund

March 31, 2022 (Unaudited)

COMMON STOCK (continued)

	Shares	Fair Value

Sweden (continued)
Swedbank	398	$ 6,022
Telefonaktiebolaget LM Ericsson, Cl B	763	7,066
Volvo, Cl B	492	9,323

		106,023

Switzerland — 6.3%
ABB	481	15,770
Alcon	138	11,052
Cie Financiere Richemont, Cl A	107	13,720
Credit Suisse Group	665	5,304
Holcim	126	6,201
Lonza Group	21	15,339
Nestle	483	63,088
Novartis	434	38,318
Roche Holding	138	54,953
Sika	40	13,362
Swiss Re	70	6,703
UBS Group	750	14,788
Zurich Insurance Group	29	14,395

		272,993

United Kingdom — 11.4%
Anglo American PLC	357	18,673
Ashtead Group PLC	170	10,818
AstraZeneca PLC	296	39,487
BAE Systems PLC	960	9,068
Barclays PLC	5,684	11,099
Barratt Developments PLC	925	6,362
BHP Group	670	26,041
BP PLC	4,594	22,704
British American Tobacco PLC	491	20,652
Compass Group PLC	513	11,145
Croda International PLC	86	8,923
Diageo PLC	548	27,876
Experian PLC	240	9,325
GlaxoSmithKline PLC	924	20,040
Glencore PLC	3,485	22,943
HSBC Holdings PLC	4,436	30,687
Informa PLC*	979	7,757
Legal & General Group PLC	2,114	7,571
Lloyds Banking Group PLC	20,305	12,580
London Stock Exchange Group PLC	98	10,279
Mondi PLC	218	4,281
National Grid PLC	1,024	15,807
Prudential PLC	642	9,586
RELX PLC	506	15,876
Shell	1,925	53,441
Smith & Nephew PLC	412	6,618
SSE PLC	392	9,024
Standard Chartered PLC	1,135	7,624

The Advisors’ Inner Circle Fund III	Democracy International Fund

March 31, 2022 (Unaudited)

COMMON STOCK (continued)

	Shares	Fair Value

United Kingdom (continued)
Taylor Wimpey PLC	3,481	$ 5,990
Unilever PLC	511	23,246
Vodafone Group PLC	7,246	11,910

		497,433

Total Common Stock
(Cost $2,195,628)		2,172,156

EXCHANGE TRADED FUNDS — 49.3%
iShares MSCI Australia ETF	2,091	55,265
iShares MSCI Austria ETF	1,161	25,078
iShares MSCI Brazil ETF	1,758	66,470
iShares MSCI Chile ETF	111	3,227
iShares MSCI China ETF	350	18,511
iShares MSCI India ETF	2,421	107,904
iShares MSCI Indonesia ETF	629	15,568
iShares MSCI Israel ETF	511	37,921
iShares MSCI Japan ETF	1,632	100,548
iShares MSCI Malaysia ETF	496	12,703
iShares MSCI Mexico ETF	400	21,988
iShares MSCI Philippines ETF	307	9,548
iShares MSCI Poland ETF	833	15,835
iShares MSCI South Africa ETF	722	40,093
iShares MSCI Taiwan ETF	3,130	192,338
iShares MSCI Thailand ETF	257	20,043
Vanguard FTSE Emerging Markets ETF	6,461	298,046
Vanguard FTSE Pacific ETF	14,898	1,103,197

Total Exchange Traded Funds
(Cost $2,276,737)		2,144,283

PREFERRED STOCK — 0.3%

Germany — 0.3%
Henkel & Co#*	75	5,064
Volkswagen#*	56	9,782

Total Preferred Stock
(Cost $20,453)		14,846

Total Investments – 99.5%
(Cost $4,492,818)		$ 4,331,285

Percentages are based on Net Assets of $4,351,524.

*                      Non-income producing security.

#                     There is currently no rate available.

ADR — American Depositary Receipt

The Advisors’ Inner Circle Fund III	Democracy International Fund

March 31, 2022 (Unaudited)

Cl — Class

ETF — Exchange-Traded Fund

FTSE — Financial Times Stock Exchange

MSCI — Morgan Stanley Capital International

PLC — Public Limited Company

As of March 31, 2022, all of the Fund’s investments were considered Level 1, in accordance with the authoritative guidance fair value measurements and disclosure under U.S. generally accepted accounting principles.

For the period ended March 31, 2022, there were no transfers in or out of Level 3.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels, and other significant accounting policies, please refer to the Fund’s most recent financial statements.

DEM-QH-001-0300